Employees - Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Fair value of assets	€ 20,178	€ 19,367
Pension plans
Disclosure of defined benefit plans [line items]
Fair value of assets	20,174	19,361
Present value of liabilities	(17,174)	(16,199)
Computed surplus/(deficit)	3,000	3,162
Irrecoverable surplus	(255)	(234)
Surplus/(deficit)	2,745	2,928
Pension plans | Wholly or partly funded defined benefit plans, in surplus
Disclosure of defined benefit plans [line items]
Fair value of assets	17,775	16,524
Present value of liabilities	(13,739)	(12,030)
Computed surplus/(deficit)	4,036	4,494
Irrecoverable surplus	(255)	(234)
Surplus/(deficit)	3,781	4,260
Pension plans | Wholly or partly funded defined benefit plans, in deficit
Disclosure of defined benefit plans [line items]
Fair value of assets	2,399	2,837
Present value of liabilities	(2,715)	(3,417)
Surplus/(deficit)	(316)	(580)
Pension plans | Wholly unfunded defined benefit plans
Disclosure of defined benefit plans [line items]
Present value of liabilities	(720)	(752)
Other post- employment benefit plans
Disclosure of defined benefit plans [line items]
Fair value of assets	4	6
Present value of liabilities	(348)	(365)
Computed surplus/(deficit)	(344)	(359)
Irrecoverable surplus	0	0
Surplus/(deficit)	(344)	(359)
Other post- employment benefit plans | Wholly or partly funded defined benefit plans, in surplus
Disclosure of defined benefit plans [line items]
Fair value of assets	0	0
Present value of liabilities	0	0
Computed surplus/(deficit)	0	0
Irrecoverable surplus	0	0
Surplus/(deficit)	0	0
Other post- employment benefit plans | Wholly or partly funded defined benefit plans, in deficit
Disclosure of defined benefit plans [line items]
Fair value of assets	4	6
Present value of liabilities	(39)	(39)
Surplus/(deficit)	(35)	(33)
Other post- employment benefit plans | Wholly unfunded defined benefit plans
Disclosure of defined benefit plans [line items]
Present value of liabilities	€ (309)	€ (326)